SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES & USE OF ESTIMATES. (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
SCHEDULE OF INVENTORY

On September 30, 2025, and December 31, 2024, respectively, our inventory consisted of the following:

	As of September 30,	As of December 31,
Inventory	2025	2024
	(Unaudited)	(Audited)
Equipment Parts Inventory	$1,844,223	$1,820,347
Finished Goods Inventory	763,160	999,100
Work in process Inventory	94,175	295,950
Consignment Inventory	171,823.00	-
Inventory Reserve	(727,990)	(776,638)
Total Inventory	$2,145,391	$2,338,759

On December 31, 2024, and December 31, 2023, respectively, the Company’s inventory consisted of the following:

	Year Ended December 31,
	2024 (Audited)	2023 (Audited)
Inventory
Equipment Parts Inventory	$1,820347	$862,941
Finished Goods Inventory	999,100	992,744
Sales Demo Inventory	-	162,958
Work in process Inventory	295,950	243,029
Inventory Reserve	(776,638)	(24,216)
Total Inventory	$2,338,759	$2,237,456

SCHEDULE OF ESTIMATED USEFUL LIVES FOR SIGNIFICANT PROPERTY AND EQUIPMENT

Category	Economic Useful Life
Office furniture and fixtures	3-5 years
Machinery and equipment	5-7 years
Leasehold Improvements	1-10 years *
Intangible Assets	6-15 years

*	or the Lease term -whichever is less.

Category	Economic Useful Life
Office furniture and fixtures	3-5 years
Machinery and equipment	5-7 years
Leasehold Improvements	1-10 years
Intangible Assets	6-15 years

SCHEDULE OF FIXED ASSETS

Fixed Assets	As of September 30, 2025 (Unaudited)	As of December 31, 2024 (Audited)
Accumulated Depreciation	$(3,389,198)	$(2,513,551)
Machinery & Equipment	2,459,093	2,458,986
Office Furniture & Computer Equipment	317,147	301,487
Vehicles	117,894	117,894
R&D Equipment	43,268	43,268
Software	50,671	50,671
Leasehold improvements	264,458	257,558
Consignment Machine & Equipment	45,634
Demonstration equipment	1,193,450	1,155,721
Total Fixed Assets	$1,102,417	$1,872,034

	Year Ended December 31,
	2024 (Audited)	2023 (Audited)
Fixed Assets
Accumulated Depreciation	$(2,513,551)	$(729,956)
Machinery & Equipment	2,458,986	796,783
Office Furniture & Computer Equipment	301,487	77,487
Vehicles	117,894	90,959
R&D Equipment	43,268	37,973
Software	50,671
Leasehold improvements	257,558	31,775
Demonstration equipment	1,155,721	647,790
Total Fixed Assets	$1,872,034	$952,811

SCHEDULE OF INTANGIBLE ASSETS ASSETS

Intangible Assets	As of September 30, 2025 (Unaudited)	As of December 31, 2024 (Audited)
Accumulated Amortization	$(1,604,516)	$(1,125,025)
Customer Relationships	211,000	211,000
Equipment Design Documentation	2,675,000	2,675,000
Operational Software & Website	381,539	381,539
Trademarks	787,800	787,800
License & Patents	3,460,876	3,460,877
Accumulated Impairment Loss	(932,669)	(932,669)
Total Intangible Assets	$4,979,030	$5,458,522

	Year Ended December 31,
	2024 (Audited)	2023 (Audited)
Intangible Assets
Accumulated Amortization	$(1,125,025)	$(725,228)
Customer Relationships	211,000	211,000
Equipment Design Documentation	2,675,000	2,675,000
Operational Software & Website	381,539	339,539
Trademarks	787,800	216,800
License & Patents	3,460,877	1,562,876
Accumulated Impairment Loss	(932,669)	0
Total Intangible Assets	$5,458,522	$4,279,987

SCHEDULE OF INCOME TAXES

The provision for income taxes is calculated at a US corporate tax rate of approximately 21% (2023: 21%) as follows:

	2024	2023
	$	$
Expected income tax (expense) recovery from net (income) loss	528,953	790,846
Tax effect of expenses not deductible for income tax:
Annual effect of book/tax differences	1,099,453	3,765,932
Change in the valuation allowance	(1,628,406)	(4,586,841)